Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	XPeng Inc.
Entity Central Index Key	0001810997
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-39466
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 8 Songgang Road, Changxing Street
Entity Address, Address Line Two	Cencun, Tianhe District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510640
Entity Address, Country	CN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Guangzhou, the People’s Republic of China
Document Shell Company Report	false
Document Financial Statement Error Correction [Flag]	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,536,728,823
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	348,708,257
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares
Trading Symbol	XPEV
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 8 Songgang Road, Changxing Street
Entity Address, Address Line Two	Cencun, Tianhe District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510640
Entity Address, Country	CN
Local Phone Number	6680-6680
Country Region	86
City Area Code	20
Contact Personnel Name	Hongdi Brian Gu
Contact Personnel Email Address	ir@xiaopeng.com